Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
US Treasury and Government [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forwards	$ 13,000,000
Change in valuation allowance U.S.	377,280	$ 912,794
Foreign [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forwards	2,600,000
Change in valuation allowance U.S.	$ 243,844	$ 249,864